Consolidated Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Opportunities Fund
January 31, 2026
ILF-NPRT1-0426
1.873105.117
Common Stocks - 98.4%
	Shares	Value ($)
AUSTRALIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Anglogold Ashanti Plc (South Africa)	1,992,100	179,583,062
BRAZIL - 5.0%
Consumer Discretionary - 0.4%
Household Durables - 0.1%
Construtora Tenda S/A	1,760,300	9,231,729
Cury Construtora e Incorporadora SA	1,538,300	10,098,953
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,016,600	5,775,752
Cyrela Brazil Realty SA Empreendimentos e Participacoes	192,730	1,030,896
		26,137,330
Specialty Retail - 0.2%
Vibra Energia SA	6,930,644	37,874,746
Textiles, Apparel & Luxury Goods - 0.1%
Azzas 2154 SA	6,504,828	33,050,991
TOTAL CONSUMER DISCRETIONARY		97,063,067
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleo Brasileiro SA - Petrobras ADR	2,778,935	42,628,863
Petroleo Brasileiro SA - Petrobras ADR (PN)	3,312,400	47,566,064
PRIO SA/Brazil (b)	11,539,200	111,801,588
TOTAL ENERGY		201,996,515
Financials - 1.6%
Banks - 0.7%
Itau Unibanco Holding SA ADR (c)	20,534,838	176,394,258
Capital Markets - 0.9%
B3 SA - Brasil Bolsa Balcao	39,170,600	120,204,302
XP Inc Class A	5,461,727	106,558,294
		226,762,596
TOTAL FINANCIALS		403,156,854
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	4,894,055	23,443,851
Industrials - 0.3%
Ground Transportation - 0.3%
Localiza Rent a Car SA	9,592,940	88,205,286
Localiza Rent a Car SA (PN)	458,483	4,064,950
TOTAL INDUSTRIALS		92,270,236
Materials - 1.0%
Metals & Mining - 0.9%
Metalurgica Gerdau SA	34,967,820	65,580,235
Vale SA ADR	11,591,770	186,279,744
		251,859,979
Paper & Forest Products - 0.1%
Dexco SA	24,829,804	27,034,303
TOTAL MATERIALS		278,894,282
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LOG Commercial Properties e Participacoes SA	2,449,751	12,949,897
Utilities - 0.9%
Electric Utilities - 0.7%
Axia Energia	6,385,100	65,965,111
Axia Energia Series C	1,678,245	16,837,459
Equatorial SA	8,761,395	68,123,373
Isa Energia Brasil sa	4,515,900	23,906,318
Transmissora Alianca de Energia Eletrica S/A unit	2,688,100	21,263,712
		196,095,973
Water Utilities - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,246,380	60,279,091
TOTAL UTILITIES		256,375,064
TOTAL BRAZIL		1,366,149,766
CHILE - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Antofagasta PLC	3,617,444	180,573,427
CHINA - 26.1%
Communication Services - 6.3%
Entertainment - 0.7%
Netease Inc	428,000	11,098,076
Netease Inc ADR	951,622	122,597,462
Tencent Music Entertainment Group Class A ADR	2,734,952	45,892,495
		179,588,033
Interactive Media & Services - 5.6%
Baidu Inc A Shares (b)	4,254,920	81,556,427
Baidu Inc Class A ADR (b)(c)	326,328	49,986,923
Tencent Holdings Ltd	18,395,310	1,413,896,787
		1,545,440,137
TOTAL COMMUNICATION SERVICES		1,725,028,170
Consumer Discretionary - 7.5%
Automobile Components - 0.5%
Fuyao Glass Industry Group Co Ltd A Shares (China)	7,702,200	68,404,909
Fuyao Glass Industry Group Co Ltd H Shares (f)(g)	1,849,650	15,827,896
Hesai Group ADR (b)(c)	2,354,596	56,204,206
		140,437,011
Automobiles - 0.7%
BYD Co Ltd A Shares (China)	4,389,212	57,386,339
BYD Co Ltd H Shares	11,329,611	141,244,738
		198,631,077
Broadline Retail - 4.2%
Alibaba Group Holding Ltd	45,830,462	974,978,311
PDD Holdings Inc Class A ADR (b)	1,584,608	160,124,638
		1,135,102,949
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group Inc	14,064,500	85,753,056
New Oriental Education & Technology Group Inc ADR	565,984	34,174,114
		119,927,170
Hotels, Restaurants & Leisure - 0.9%
H World Group Ltd ADR	1,073,503	51,002,128
Luckin Coffee Inc ADR (b)	1,013,057	33,805,712
Meituan B Shares (b)(f)(g)	6,778,302	83,796,647
Trip.com Group Ltd	1,256,692	77,130,288
		245,734,775
Textiles, Apparel & Luxury Goods - 0.8%
Laopu Gold Co Ltd H Shares (c)	1,189,131	118,424,485
Shenzhou International Group Holdings Ltd	14,011,703	111,740,645
		230,165,130
TOTAL CONSUMER DISCRETIONARY		2,069,998,112
Consumer Staples - 1.0%
Beverages - 0.8%
China Resources Beer Holdings Co Ltd	9,052,166	30,382,073
Eastroc Beverage Group Co Ltd A Shares (China)	1,401,300	50,422,006
Kweichow Moutai Co Ltd A Shares (China)	402,626	81,142,019
Tsingtao Brewery Co Ltd H Shares	10,431,084	66,068,027
		228,014,125
Food Products - 0.1%
Uni-President China Holdings Ltd	27,799,000	28,076,204
Personal Care Products - 0.1%
Mao Geping Cosmetics Co LTD H Shares (c)	2,294,900	25,410,433
TOTAL CONSUMER STAPLES		281,500,762
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
China Petroleum & Chemical Corp H Shares	149,802,000	103,164,931
Financials - 4.1%
Banks - 2.2%
China Construction Bank Corp H Shares	496,991,110	501,827,017
China Merchants Bank Co Ltd H Shares (c)	18,556,543	113,684,687
		615,511,704
Insurance - 1.9%
China Life Insurance Co Ltd H Shares	48,374,673	215,986,559
Ping An Insurance Group Co of China Ltd H Shares	32,722,049	303,508,507
		519,495,066
TOTAL FINANCIALS		1,135,006,770
Health Care - 1.4%
Biotechnology - 0.5%
Akeso Inc (b)(f)(g)	2,777,865	39,256,576
Clover Biopharmaceuticals Ltd (b)	5,077,500	1,462,395
Innovent Biologics Inc (b)(f)(g)	6,051,781	62,825,545
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)(c)	276,907	14,724,231
Zai Lab Ltd (b)(c)	9,750,141	16,209,632
		134,478,379
Health Care Equipment & Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	29,804,357	19,075,765
Life Sciences Tools & Services - 0.5%
Wuxi Apptec Co Ltd H Shares (f)(g)	8,026,563	114,252,737
WuXi XDC Cayman Inc (b)	2,140,000	17,203,057
		131,455,794
Pharmaceuticals - 0.3%
Hansoh Pharmaceutical Group Co Ltd (f)(g)	11,972,495	59,156,732
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	2,445,970	20,463,569
Jiangsu Hengrui Pharmaceuticals Co Ltd H Shares (c)	1,782,060	15,614,496
		95,234,797
TOTAL HEALTH CARE		380,244,735
Industrials - 1.8%
Construction & Engineering - 0.1%
Sinopec Engineering Group Co Ltd H Shares	35,306,387	33,624,699
Electrical Equipment - 0.7%
Contemporary Amperex Technology Co Ltd A Shares (China)	2,949,000	148,473,406
Hongfa Technology Co Ltd A Shares	7,410,820	30,648,553
Hongfa Technology Co Ltd A Shares (China)	4,772,500	19,737,386
		198,859,345
Machinery - 1.0%
Airtac International Group	2,465,000	89,025,820
Shenzhen Inovance Technology Co Ltd A Shares (China)	6,807,000	73,076,047
Yangzijiang Shipbuildling (Holdings) Ltd	36,203,200	95,054,389
		257,156,256
TOTAL INDUSTRIALS		489,640,300
Information Technology - 1.0%
Communications Equipment - 0.1%
Zhongji Innolight Co Ltd A Shares (China)	255,000	23,806,236
Electronic Equipment, Instruments & Components - 0.0%
Foxconn Industrial Internet Co Ltd A Shares (China)	1,114,600	9,251,255
Semiconductors & Semiconductor Equipment - 0.8%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	2,464,462	123,351,610
Cambricon Technologies Corp Ltd A Shares (China) (b)	54,800	9,923,713
Hua Hong Semiconductor Ltd (b)(f)(g)	1,096,000	16,344,389
Hygon Information Technology Co Ltd A Shares (China)	232,000	8,825,127
InnoScience Suzhou Technology Holding Co Ltd H Shares (b)(c)	725,100	5,341,650
Montage Technology Co Ltd A Shares (China)	983,100	25,716,796
NAURA Technology Group Co Ltd A Shares (China)	287,310	19,640,858
Shanghai Fudan Microelectronics Group Co Ltd H Shares	1,497,000	9,964,542
		219,108,685
Software - 0.1%
Pony AI Inc ADR (b)	1,793,220	24,889,894
TOTAL INFORMATION TECHNOLOGY		277,056,070
Materials - 1.9%
Construction Materials - 0.4%
Anhui Conch Cement Co Ltd H Shares	16,630,500	52,837,138
China Jushi Co Ltd A Shares (China)	17,259,200	53,055,577
		105,892,715
Metals & Mining - 1.5%
MMG Ltd (b)	160,668,000	211,629,872
Zijin Mining Group Co Ltd A Shares (China)	33,746,000	194,852,294
		406,482,166
TOTAL MATERIALS		512,374,881
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
China Overseas Land & Investment Ltd	2,179,400	3,916,844
China Resources Land Ltd	10,943,220	42,976,663
KE Holdings Inc A Shares	5,616,300	35,703,504
Longfor Group Holdings Ltd (c)(f)(g)	4,305,500	5,676,662
TOTAL REAL ESTATE		88,273,673
Utilities - 0.4%
Gas Utilities - 0.4%
ENN Energy Holdings Ltd	5,061,800	43,638,999
Kunlun Energy Co Ltd	58,544,000	59,952,126
TOTAL UTILITIES		103,591,125
TOTAL CHINA		7,165,879,529
GREECE - 0.7%
Financials - 0.7%
Banks - 0.7%
Alpha Bank SA	25,020,920	119,774,268
Piraeus Bank SA	7,884,959	79,538,172

TOTAL GREECE		199,312,440
HONG KONG - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (b)	56,788,380	2,108,093
INDIA - 12.2%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Bharti Airtel Ltd	9,649,885	207,186,169
Consumer Discretionary - 1.5%
Automobiles - 0.6%
Mahindra & Mahindra Ltd	4,125,863	154,417,265
Broadline Retail - 0.5%
Meesho (h)	39,468,303	74,960,248
Meesho	30,876,850	58,642,915
Meesho (h)	1,204,268	2,287,208
		135,890,371
Hotels, Restaurants & Leisure - 0.4%
Eternal Ltd (b)	22,730,558	67,824,293
MakeMyTrip Ltd (b)(c)	813,259	50,731,096
		118,555,389
TOTAL CONSUMER DISCRETIONARY		408,863,025
Consumer Staples - 0.2%
Tobacco - 0.2%
ITC Ltd	17,079,854	60,006,925
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Coal India Ltd	15,351,100	73,788,877
Reliance Industries Ltd	20,222,484	307,745,918
TOTAL ENERGY		381,534,795
Financials - 4.9%
Banks - 2.8%
Canara Bank	47,241,207	75,951,521
HDFC Bank Ltd	41,721,828	422,819,472
ICICI Bank Ltd	18,223,476	269,521,884
		768,292,877
Capital Markets - 0.0%
ICICI Prudential Asset Management Co Ltd/India (h)	203,682	6,603,105
Consumer Finance - 1.5%
Bajaj Finance Ltd	20,568,080	208,576,671
Shriram Finance Ltd	17,939,941	199,563,110
		408,139,781
Financial Services - 0.1%
Pine Labs Ltd (h)	8,022,102	19,956,831
Insurance - 0.5%
HDFC Life Insurance Co Ltd (f)(g)	16,739,533	133,450,374
TOTAL FINANCIALS		1,336,442,968
Health Care - 0.6%
Health Care Providers & Services - 0.2%
Max Healthcare Institute Ltd	4,166,601	43,477,260
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	539,169	35,580,426
Pharmaceuticals - 0.4%
Sun Pharmaceutical Industries Ltd	4,012,829	69,815,540
Torrent Pharmaceuticals Ltd	637,046	27,517,741
		97,333,281
TOTAL HEALTH CARE		176,390,967
Industrials - 1.4%
Aerospace & Defense - 0.8%
Bharat Electronics Ltd	26,358,900	129,072,198
Hindustan Aeronautics Ltd (g)	1,932,000	97,331,132
		226,403,330
Construction & Engineering - 0.6%
Larsen & Toubro Ltd	3,839,616	164,662,049
TOTAL INDUSTRIALS		391,065,379
Materials - 0.5%
Construction Materials - 0.2%
JK Cement Ltd	994,121	59,884,260
Metals & Mining - 0.3%
Tata Steel Ltd	33,357,500	70,259,057
TOTAL MATERIALS		130,143,317
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Godrej Properties Ltd (b)	1,066,078	18,332,626
Sunteck Realty Ltd	2,343,600	10,226,125
TOTAL REAL ESTATE		28,558,751
Utilities - 0.8%
Electric Utilities - 0.2%
Power Grid Corp of India Ltd	28,074,672	78,534,619
Independent Power and Renewable Electricity Producers - 0.6%
NHPC Ltd	61,408,000	52,370,990
NTPC Ltd	25,425,345	98,713,360
		151,084,350
TOTAL UTILITIES		229,618,969
TOTAL INDIA		3,349,811,265
INDONESIA - 1.4%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.2%
Sumber Alfaria Trijaya Tbk PT	580,462,900	60,399,360
Food Products - 0.2%
First Resources Ltd	40,651,946	68,387,049
TOTAL CONSUMER STAPLES		128,786,409
Financials - 1.0%
Banks - 1.0%
Bank Central Asia Tbk PT	290,499,676	128,357,119
Bank Rakyat Indonesia Persero Tbk PT	463,894,880	105,305,982
Bank Syariah Indonesia Tbk PT	206,946,806	27,769,035
TOTAL FINANCIALS		261,432,136
TOTAL INDONESIA		390,218,545
ITALY - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	909,800	49,174,531
KOREA (SOUTH) - 16.0%
Communication Services - 0.9%
Entertainment - 0.2%
HYBE Co Ltd	200,914	51,795,879
Interactive Media & Services - 0.7%
Kakao Corp	2,512,270	106,328,110
NAVER Corp	416,225	78,899,502
		185,227,612
TOTAL COMMUNICATION SERVICES		237,023,491
Consumer Discretionary - 0.3%
Automobiles - 0.1%
Kia Corp	278,630	29,308,650
Household Durables - 0.2%
Coway Co Ltd (b)	1,051,050	60,423,077
TOTAL CONSUMER DISCRETIONARY		89,731,727
Consumer Staples - 0.0%
Tobacco - 0.0%
KT&G Corp	165,400	17,546,380
Financials - 1.5%
Banks - 1.2%
KB Financial Group Inc	2,007,995	186,478,930
Woori Financial Group Inc	6,524,842	136,053,208
		322,532,138
Insurance - 0.3%
Samsung Life Insurance Co Ltd	606,274	78,692,378
TOTAL FINANCIALS		401,224,516
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Samsung Biologics Co Ltd (b)(f)(g)	72,753	87,510,415
Industrials - 1.3%
Aerospace & Defense - 0.5%
Korea Aerospace Industries Ltd	1,240,260	143,883,257
Electrical Equipment - 0.4%
LS Electric Co Ltd (b)	300,110	117,087,439
Industrial Conglomerates - 0.2%
LG Corp	1,007,258	63,668,332
Machinery - 0.2%
HD Hyundai Marine Solution Co Ltd	346,330	43,782,731
TOTAL INDUSTRIALS		368,421,759
Information Technology - 11.7%
Semiconductors & Semiconductor Equipment - 5.0%
Eugene Technology Co Ltd	126,600	9,686,571
SK Hynix Inc	2,170,226	1,359,822,596
		1,369,509,167
Technology Hardware, Storage & Peripherals - 6.7%
Samsung Electronics Co Ltd	16,513,637	1,826,969,002
TOTAL INFORMATION TECHNOLOGY		3,196,478,169
TOTAL KOREA (SOUTH)		4,397,936,457
KUWAIT - 0.5%
Financials - 0.5%
Banks - 0.5%
Kuwait Finance House KSCP	52,982,879	139,401,388
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (b)(d)(e)	2,024,724	2,146,207
MEXICO - 2.6%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV Series B	87,507,079	90,180,962
Consumer Staples - 0.4%
Beverages - 0.1%
Arca Continental SAB de CV	1,611,800	18,163,647
Consumer Staples Distribution & Retail - 0.3%
Wal-Mart de Mexico SAB de CV Series V	28,059,300	89,046,050
TOTAL CONSUMER STAPLES		107,209,697
Financials - 1.1%
Banks - 1.1%
Grupo Financiero Banorte SAB de CV	24,998,178	282,609,867
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Pacifico SAB de CV Series B (c)	2,380,600	65,361,610
Materials - 0.5%
Construction Materials - 0.5%
Cemex SAB de CV ADR	9,693,600	120,976,128
Real Estate - 0.1%
Diversified REITs - 0.1%
Fibra Uno Administracion SA de CV	12,733,400	19,803,949
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	4,865,384	15,044,938
TOTAL REAL ESTATE		34,848,887
TOTAL MEXICO		701,187,151
NETHERLANDS - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CTP NV (f)(g)	642,277	13,947,438
PANAMA - 0.3%
Industrials - 0.3%
Passenger Airlines - 0.3%
Copa Holdings SA Class A	623,257	85,012,255
PERU - 0.7%
Financials - 0.7%
Banks - 0.7%
Credicorp Ltd	518,017	184,844,006
PHILIPPINES - 0.2%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
SM Investments Corp	2,318,000	27,537,868
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	49,274,924	17,770,667
SM Prime Holdings Inc	34,525,200	12,656,359
TOTAL REAL ESTATE		30,427,026
TOTAL PHILIPPINES		57,964,894
POLAND - 0.2%
Communication Services - 0.1%
Entertainment - 0.1%
CD Projekt SA	399,654	29,223,222
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(f)(g)	2,525,134	26,701,178
TOTAL POLAND		55,924,400
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	1,570,404	12,217,743
ROMANIA - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	427,100	13,713,468
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC ADR (b)(d)	10,986,900	110
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(d)	12,899,053	2
Sberbank of Russia PJSC ADR (b)(d)	19,633,994	196
TOTAL FINANCIALS		198
Materials - 0.0%
Metals & Mining - 0.0%
Severstal PAO GDR (b)(d)(g)	6,035,400	60
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LSR Group PJSC (b)(d)	98,230	0
TOTAL RUSSIA		368
SAUDI ARABIA - 2.9%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Aldrees Petroleum and Transport Services Co	820,807	26,151,501
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Saudi Arabian Oil Co (f)(g)	21,719,600	149,402,959
Financials - 1.9%
Banks - 1.9%
Al Rajhi Bank	8,904,356	254,498,351
Saudi National Bank/The	20,157,456	241,091,923
TOTAL FINANCIALS		495,590,274
Industrials - 0.2%
Electrical Equipment - 0.2%
Electrical Industries Co	16,778,900	61,198,004
Materials - 0.2%
Chemicals - 0.2%
SABIC Agri-Nutrients Co	1,528,100	50,927,160
TOTAL SAUDI ARABIA		783,269,898
SINGAPORE - 0.5%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Sea Ltd Class A ADR (b)	1,249,337	145,535,267
SOUTH AFRICA - 4.2%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Naspers Ltd Class N	3,909,231	239,343,694
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Pick n Pay Stores Ltd (b)	27,977,387	41,369,854
Shoprite Holdings Ltd	5,819,876	96,022,129
TOTAL CONSUMER STAPLES		137,391,983
Financials - 1.7%
Banks - 0.8%
Capitec Bank Holdings Ltd	849,625	228,119,019
Financial Services - 0.9%
FirstRand Ltd	43,906,610	250,436,979
TOTAL FINANCIALS		478,555,998
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Bidvest Group Ltd	2,853,200	41,284,876
Materials - 0.9%
Chemicals - 0.2%
Sasol Ltd (b)	7,001,600	49,454,305
Metals & Mining - 0.7%
Impala Platinum Holdings Ltd	10,908,602	203,328,153
TOTAL MATERIALS		252,782,458
TOTAL SOUTH AFRICA		1,149,359,009
TAIWAN - 19.2%
Consumer Staples - 0.2%
Food Products - 0.2%
Uni-President Enterprises Corp	21,804,000	49,527,857
Financials - 0.6%
Banks - 0.6%
CTBC Financial Holding Co Ltd	105,963,958	170,871,708
Industrials - 0.3%
Electrical Equipment - 0.3%
Bizlink Holding Inc	1,877,417	77,321,150
Information Technology - 18.1%
Communications Equipment - 0.2%
Accton Technology Corp	1,304,000	46,062,411
Electronic Equipment, Instruments & Components - 1.5%
Chroma ATE Inc	1,448,814	44,981,395
Delta Electronics Inc	6,414,705	247,930,939
Elite Material Co Ltd	952,973	52,682,968
Unimicron Technology Corp	5,007,000	60,039,585
Yageo Corp	935,000	8,219,943
		413,854,830
Semiconductors & Semiconductor Equipment - 16.2%
ASE Technology Holding Co Ltd	11,504,025	106,632,288
Jentech Precision Industrial Co Ltd	394,000	35,449,390
King Yuan Electronics Co Ltd	618,938	5,804,076
MediaTek Inc	4,730,693	263,773,790
MPI Corp	229,437	18,280,819
Taiwan Semiconductor Manufacturing Co Ltd	73,064,292	4,027,998,980
		4,457,939,343
Technology Hardware, Storage & Peripherals - 0.2%
Asia Vital Components Co Ltd	732,000	33,857,754
Wiwynn Corp	178,611	20,229,188
		54,086,942
TOTAL INFORMATION TECHNOLOGY		4,971,943,526
TOTAL TAIWAN		5,269,664,241
THAILAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
PTT Global Chemical PCL	62,566,300	48,982,175
TURKEY - 1.0%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
BIM Birlesik Magazalar AS	4,611,000	70,405,041
Financials - 0.0%
Banks - 0.0%
Akbank TAS	7,817,000	16,708,215
Yapi ve Kredi Bankasi AS (b)	15,632,488	14,767,231
TOTAL FINANCIALS		31,475,446
Industrials - 0.5%
Aerospace & Defense - 0.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	19,717,000	137,493,510
Materials - 0.2%
Construction Materials - 0.2%
Oyak Cimento Fabrikalari AS	73,099,772	46,394,410
TOTAL TURKEY		285,768,407
UNITED ARAB EMIRATES - 1.7%
Energy - 0.2%
Energy Equipment & Services - 0.2%
ADNOC Drilling Co PJSC	32,456,941	47,105,649
Financials - 1.1%
Banks - 1.1%
Abu Dhabi Commercial Bank PJSC	26,466,363	109,684,968
Abu Dhabi Islamic Bank PJSC	20,229,339	134,072,733
Dubai Islamic Bank PJSC	20,488,700	53,892,673
TOTAL FINANCIALS		297,650,374
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	11,492,000	30,009,062
Emaar Properties PJSC	18,081,035	73,850,381
RAK Properties PJSC (b)	17,736,300	6,278,336
TOTAL REAL ESTATE		110,137,779
TOTAL UNITED ARAB EMIRATES		454,893,802
UNITED STATES - 1.1%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Tenaris SA ADR (c)	1,293,700	57,310,910
Health Care - 0.3%
Biotechnology - 0.3%
BeOne Medicines Ltd ADR (b)	135,238	46,032,310
BeOne Medicines Ltd H Shares (b)	1,440,491	38,095,447
TOTAL HEALTH CARE		84,127,757
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ACM Research Inc Class A (b)	251,693	14,628,397
Materials - 0.5%
Construction Materials - 0.5%
Titan SA	2,168,853	146,538,445
TOTAL UNITED STATES		302,605,509
TOTAL COMMON STOCKS (Cost $14,319,244,386)		26,987,184,741

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CHINA - 0.3%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Bytedance Ltd Series E1 (b)(d)(e)	399,541	102,594,138
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(d)(e)	668,281	5,319,517
TOTAL CHINA		107,913,655
UNITED STATES - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Gupshup Inc (b)(d)(e)	566,129	2,570,225
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $66,215,724)		110,483,880

Non-Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
BRAZIL - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Creditas Financial Solutions Ltd Series G2 (d)(e)	245,239	50,259,280
KOREA (SOUTH) - 0.6%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
Hyundai Motor Co Series 2	873,433	163,159,474
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $104,136,475)		213,418,754

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/5/2026	3.82	30,000	29,991
US Treasury Bills 0% 3/12/2026	3.57	4,920,000	4,901,122
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,931,140)			4,931,113

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.70	202,549,055	202,589,565
Fidelity Securities Lending Cash Central Fund (j)(k)	3.70	332,735,537	332,768,810
TOTAL MONEY MARKET FUNDS (Cost $535,355,509)			535,358,375

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $15,029,883,234)	27,851,376,863
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(416,659,507)
NET ASSETS - 100.0%	27,434,717,356

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1,934	3/2026	147,061,360	(536,434)

The notional amount of long futures as a percentage of Net Assets is 0.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $162,889,367 or 0.6% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $808,149,548 or 2.9% of net assets.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $905,480,740 or 3.3% of net assets.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $103,807,392 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $4,080,503.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	43,779,377

Creditas Financial Solutions Ltd Series G2	1/28/2022 - 7/28/2023	33,309,389

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	9,491,694

Gupshup Inc	6/8/2021	12,944,653

Jumo World Holding Limited	9/6/2023	17,214,014

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
ICICI Prudential Asset Management Co Ltd/India	3/16/2026

Meesho	6/10/2026

Meesho	3/7/2026

Pine Labs Ltd	5/13/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	399,856,291	1,971,606,877	2,168,885,972	2,031,860	12,369	-	202,589,565	202,549,055	0.4%
Fidelity Securities Lending Cash Central Fund	296,882,546	1,524,951,931	1,489,050,951	1,912,655	(14,716)	-	332,768,810	332,735,537	1.0%
Total	696,738,837	3,496,558,808	3,657,936,923	3,944,515	(2,347)	-	535,358,375

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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